Tax	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Tax	Tax
Accounting for income taxes
The Group applies IAS 12 Income Taxes in accounting for taxes on income. Income tax payable on taxable profits (current tax) is recognised as an expense in the periods in which the profits arise. Withholding taxes are also treated as income taxes. Income tax recoverable on tax allowable losses is recognised as a current tax asset only to the extent that it is regarded as recoverable by offsetting against taxable profits arising in the current or prior periods. Current tax is measured using tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date.
Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilised. Deferred tax liabilities are recognised for all taxable temporary differences except for the initial recognition of goodwill. Deferred tax is not recognised where the temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss. Deferred tax is determined using tax rates and legislation enacted or substantively enacted by the balance sheet date which are expected to apply when the deferred tax asset is realised or the deferred tax liability is settled. Deferred tax assets and liabilities are only offset when there is both a legal right to set-off and an intention to settle on a net basis.
The Group considers an uncertain tax position to exist when it considers that ultimately, in the future, the amount of profit subject to tax may be greater than the amount initially reflected in the Group’s tax returns. The Group accounts for provisions in respect of uncertain tax positions in two different ways.
A current tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will alter the amount of cash tax due to, or from, a tax authority in the future. From recognition, the current tax provision is then measured at the amount the Group ultimately expects to pay the tax authority to resolve the position. The accrual of interest and penalty amounts in respect of uncertain income tax positions is recognised as an expense within profit before tax.
Deferred tax provisions are adjustments made to the carrying value of deferred tax assets in respect of uncertain tax positions. A deferred tax provision is recognised when it is considered probable that the outcome of a review by a tax authority of an uncertain tax position will result in a reduction in the carrying value of the deferred tax asset. From recognition of a provision, measurement of the underlying deferred tax asset is adjusted to take into account the expected impact of resolving the uncertain tax position on the loss or temporary difference giving rise to the deferred tax asset.
The approach taken to measurement takes account of whether the uncertain tax position is a discrete position that will be reviewed by the tax authority in isolation from any other position, or one of a number of issues which are expected to be reviewed together concurrently and resolved simultaneously with a tax authority. The Group’s measurement of provisions is based upon its best estimate of the additional profit that will become subject to tax. For a discrete position, consideration is given only to the merits of that position. Where a number of issues are expected to be reviewed and resolved together, the Group will take into account not only the merits of its position in respect of each particular issue but also the overall level of provision relative to the aggregate of the uncertain tax positions across all the issues that are expected to be resolved at the same time. In addition, in assessing provision levels, it is assumed that tax authorities will review uncertain tax positions and that all facts will be fully and transparently disclosed.
Critical accounting estimates and judgements
There are two key areas of judgement that impact the reported tax position. Firstly, the level of provisioning for uncertain tax positions; and secondly, the recognition and measurement of deferred tax assets.
The Group does not consider there to be a significant risk of a material adjustment to the carrying amount of current and deferred tax balances, including provisions for uncertain tax positions in the next financial year.  The provisions for uncertain tax positions cover a diverse range of issues and reflect advice from external counsel where relevant.  It should be noted that only a proportion of the total uncertain tax positions will be under audit at any point in time, and could therefore be subject to challenge by a tax authority over the next year.
Deferred tax assets have been recognised based on business profit forecasts. Details on the recognition of deferred tax assets are provided in this note.

	2022	2021	2020
	£m	£m	£m
Current tax charge/(credit)
Current year	1,045	1,417	1,255
Adjustments in respect of prior years	(444)	317	31
	601	1,734	1,286
Deferred tax charge/(credit)
Current year	235	(352)	(830)
Adjustments in respect of prior years	203	(244)	148
	438	(596)	(682)
Tax charge	1,039	1,138	604

In 2022 the adjustments in respect of prior years are principally a result of various steps taken in the US and UK tax groups that have affected the timing of the tax deductibility of expenditure related to fixed assets. Across the Barclays Bank PLC’s US Branch Tax Group and US Intermediate Holding Company Tax Group ('IHC Tax Group'), elections have been made in 2022 to advance tax deductions in relation to fixed assets that would otherwise have arisen in later periods. Those elections resulted in a current tax credit in respect of prior years of £556m and a deferred tax charge in respect of prior years of a similar amount. In the UK Tax Group various tax claims and elections will have the effect of deferring the timing of deductions related to plant and machinery and this has resulted in a current tax charge in respect of prior years of £167m and a deferred tax credit in respect of prior years of 213m.
The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Group’s profit before tax.

			2021	2021	2020	2020
	£m	%	£m	%	£m	%
Profit before tax	7,012		8,194		3,065
Tax charge based on the standard UK corporation tax rate of 19% (2021: 19%; 2020: 19% )	1,332	19.0%	1,557	19.0%	582	19.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 21.4% (2021: 22.4%; 2020: 25.1% ))	167	2.4%	277	3.4%	188	6.1%

Recurring items:
Non-creditable taxes including withholding taxes	126	1.8%	134	1.6%	109	3.5%
Banking surcharge[a] and other items	101	1.4%	83	1.0%	6	0.2%
Non-deductible expenses	51	0.7%	80	1.0%	48	1.6%
Impact of UK bank levy being non-deductible	33	0.5%	32	0.4%	57	1.9%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	17	0.2%	25	0.3%	25	0.8%
Tax adjustments in respect of share-based payments	13	0.2%	(5)	(0.1%)	26	0.8%
Non-taxable gains and income	(135)	(1.9%)	(198)	(2.4%)	(185)	(6.0%)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(146)	(2.1%)	(140)	(1.7%)	(123)	(4.0%)
Tax relief on payments made under AT1 instruments	(172)	(2.4%)	(149)	(1.8%)	(165)	(5.4%)
Adjustments in respect of prior years	(241)	(3.4%)	73	0.9%	179	5.8%
Tax relief on holdings of inflation-linked government bonds	(556)	(7.9%)	(169)	(2.1%)	(23)	(0.8%)

Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	346	4.9%	(462)	(5.6%)	(118)	(3.8%)
Non-deductible provisions for investigations and litigation	93	1.3%	—	—	5	0.2%
Non-deductible provisions for UK customer redress	10	0.1%	—	—	(7)	(0.2%)
Total tax charge	1,039	14.8%	1,138	13.9%	604	19.7%
Note
a     Banking surcharge includes the impact of the 8% UK banking surcharge rate on profits/losses and tax adjustments relating to UK banking entities.
Factors driving the effective tax rate
The effective tax rate of 14.8% is lower than the UK corporation tax rate of 19% primarily due to tax relief on holdings of inflation-linked government bonds, beneficial prior year adjustments, tax relief on payments made under AT1 instruments and the utilisation of unrecognised tax losses in the period. These factors, which have each decreased the effective tax rate, are partially offset by adjustments for the remeasurement of UK deferred tax assets as a result of the enactment during 2022 of a reduction in the banking surcharge rate to 3% from 1 April 2023 and profits earned outside the UK being taxed at local statutory tax rates that are higher than the UK tax rate.
The Group’s future tax charge will be sensitive to the geographic mix of profits earned, the tax rates in force and changes to the tax rules in the jurisdictions that the Group operates in.
In its Autumn Statement held in November 2022, the UK Government confirmed that, as currently enacted, the banking surcharge rate will be reduced from 8% to 3% from 1 April 2023. UK deferred tax assets as at 31 December 2022 are measured at this rate, having been remeasured when the 3% rate was substantively enacted in 2022. The statutory tax rate applicable to banks' UK profits will therefore be 28% (comprising a rate of 25% for corporation tax and of 3% for banking surcharge) from 1 April 2023.
The OECD and G20 Inclusive Framework on Base Erosion and Profit Shifting announced plans to introduce a global minimum tax rate of 15% and the OECD issued model rules in 2021. During 2022 further OECD guidance has been released and draft legislation to implement the global minimum tax regime has been published by the UK Government. The UK Government has stated that it intends to enact legislation in 2023 to apply for accounting periods beginning on or after 31 December 2023. The Group has reviewed the published OECD model rules and further guidance along with the draft UK legislation and has been assessing the expected impact ahead of the implementation of the new regime. The Group will review further guidance as well as new legislation expected to be released by governments implementing this new tax regime and continue to assess the potential impact.
In the USA, the Inflation Reduction Act was enacted in August 2022. The Act does not include changes to the US corporate income tax rate or to US international tax provisions included in the previously proposed Build Back Better Act but does introduce a corporate alternative minimum tax on adjusted financial statements income, effective from 1 January 2023. Further regulations and guidance are expected to be published in 2023, however the Group’s preliminary view is that the alternative minimum tax is not expected to materially increase the Group’s effective tax rate. The Group will review future guidance when it is published and continue to monitor other legislative developments and assess the potential impact.
Tax in the consolidated statement of comprehensive income
The tax relating to each component of other comprehensive income can be found in the consolidated statement of comprehensive income . The total amount recognised in relation to the remeasurement of UK deferred tax through other comprehensive income was a £28m charge (2021: £111m).
Tax included directly in equity
Tax included directly in equity comprises a £1m credit (2021: £58m) relating to share-based payments and deductible costs on issuing other equity instruments.
Deferred tax assets and liabilities
The deferred tax amounts on the balance sheet were as follows:

	2022	2021
	£m	£m
UK Tax Group	4,925	2,183
IHC Tax Group	1,094	1,004
Barclays Bank PLC's US Branch Tax Group	482	1,002
Other (outside the UK and US tax groups)	490	430
Deferred tax asset	6,991	4,619
Deferred tax liability	(16)	(37)
Net deferred tax	6,975	4,582
US deferred tax assets in the IHC and US Branch Tax Groups
The deferred tax asset in the IHC Tax Group of £1,094m (2021: £1,004m) includes £21m (2021: £1m) relating to tax losses, with the balance relating to temporary differences. The deferred tax asset in Barclays Bank PLC’s US Branch Tax Group of £482m (2021: £1,002m) relates entirely to temporary differences.
In relation to the IHC Tax Group, these temporary differences include £434m (2021: £301m) arising from New York State and City prior net operating loss conversion which can be carried forward and will expire in 2034. Business profit forecasts indicate these amounts will be fully recovered before expiry.
UK Tax Group deferred tax asset
The deferred tax asset in the UK Tax Group of £4,925m (2021: £2,183m) includes £1,535m (2021: £1,098m) relating to tax losses, with the balance relating to temporary differences. There is no time limit on utilisation of UK tax losses and business profit forecasts indicate that these losses will be fully recovered.
Other deferred tax assets (outside the UK and US tax groups)
The deferred tax asset of £490m (2021: £430m) in other entities within the Group includes £90m (2021: £121m) relating to tax losses. These deferred tax assets relate to a number of different territories and their recognition is based on profit forecasts or local country law which indicate that it is probable that those deferred tax assets will be fully recovered.
Of the deferred tax asset of £490m (2021: £430m), an amount of £33m (2021: £9m) relates to entities which have suffered a loss in either the current or prior year and for which the utilisation of the deferred tax is dependent on future taxable profits. This has been taken into account in reaching the above conclusion that these deferred tax assets will be fully recovered in the future.
The table below shows movements on deferred tax assets and liabilities during the year. The amounts are different from those disclosed on the balance sheet and in the preceding table as they are presented before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Own credit	Share-based payments and deferred compensation	Other temporary differences	Tax losses carried forward	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	1,647	155	521	40	693	426	414	1,248	1,220	6,364
Liabilities	(42)	—	—	(1,674)	—	—	—	(66)	—	(1,782)
As at 1 January 2022	1,605	155	521	(1,634)	693	426	414	1,182	1,220	4,582
Income statement	(458)	(6)	—	(3)	(11)	—	14	(400)	426	(438)
Other comprehensive income and reserves	—	523	2,354	357	—	(616)	(17)	—	—	2,601
Other movements	72	3	—	5	20	—	22	108	—	230
	1,219	675	2,875	(1,275)	702	(190)	433	890	1,646	6,975
Assets	1,296	675	2,875	40	702	—	433	1,280	1,646	8,947
Liabilities	(77)	—	—	(1,315)	—	(190)	—	(390)	—	(1,972)
As at 31 December 2022	1,219	675	2,875	(1,275)	702	(190)	433	890	1,646	6,975

Assets	1,465	—	—	43	666	329	363	1,378	735	4,979
Liabilities	(41)	(38)	(566)	(826)	—	—	—	(79)	—	(1,550)
As at 1 January 2021	1,424	(38)	(566)	(783)	666	329	363	1,299	735	3,429
Income statement	184	(6)	—	5	39	—	12	(123)	485	596
Other comprehensive income and reserves	—	198	1,088	(855)	—	98	36	(1)	—	564
Other movements	(3)	1	(1)	(1)	(12)	(1)	3	7	—	(7)
	1,605	155	521	(1,634)	693	426	414	1,182	1,220	4,582
Assets	1,647	155	521	40	693	426	414	1,248	1,220	6,364
Liabilities	(42)	—	—	(1,674)	—	—	—	(66)	—	(1,782)
As at 31 December 2021	1,605	155	521	(1,634)	693	426	414	1,182	1,220	4,582
Other movements include the impact of changes in foreign exchange rates as well as deferred tax amounts relating to acquisitions and disposals.
The amount of deferred tax assets expected to be recovered after more than 12 months is £8,155m (2021: £5,886m). The amount of deferred tax liability expected to be settled after more than 12 months is £1,864m (2021: £1,778m). These amounts are before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.
Unrecognised deferred tax
Tax losses and temporary differences
Deferred tax assets have not been recognised in respect of gross deductible temporary differences of £111m (2021: £110m), unused tax credits of £323m (2021: £283m), and gross tax losses of £22,537m (2021: £22,835m). The tax losses include capital losses of £3,935m (2021: £3,981m). Of these tax losses, £149m (2021: £63m) expire within five years, £401m (2021: £370m) expire within six to ten years, £10,393m (2021: £10,529m) expire within 11 to 20 years and £11,594m (2021: £11,873m) can be carried forward indefinitely. Deferred tax assets have not been recognised in respect of these items because it is not probable that future taxable profits and gains will be available against which they can be utilised.
Group investments in subsidiaries, branches and associates
Deferred tax is not recognised in respect of the value of the Group's investments in subsidiaries, branches and associates where the Group is able to control the timing of the reversal of the temporary differences and it is probable that such differences will not reverse in the foreseeable future. The aggregate amount of these temporary differences for which deferred tax liabilities have not been recognised was £852m (2021: £858m).